OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of other current, non-financial assets

	12.31.2018	12.31.2017
Description	ThCh$	ThCh$
Prepaid expenses	4,967,255	4,839,465
Tax credit remainder	18,022	169,120
Guarantee deposit (Argentine)	3,013	6,608
Other current assets	960,633	596,668
Total	5,948,923	5,611,861

Schedule of other non-current, non-financial assets

	12.31.2018	12.31.2017
Description	ThCh$	ThCh$
Advance payment to suppliers of property, plant & equipment (1)	—	24,269,901
Judicial deposits (see note 21.2)	18,590,597	18,393,546
Fiscal credits	13,222,720	2,287,051
Prepaid expenses	810,662	1,113,154
Others	2,353,285	1,330,693
Total	34,977,264	47,394,345
(1)	Corresponds to advance payments made for the construction of the new “Duque de Caxias” bottling plant in Brazil.